Related parties (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	$ (233)	$ (225)	$ (471)	$ (394)
Financial result	(197)	186	(246)	243
Net operating revenue	173	172	325	384
Aliana Gerao De Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(24)	(26)	(51)	(52)
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(75)	(45)	(152)	(88)
Financial result	(7)	(11)	(16)	(25)
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(126)	(114)	(216)	(178)
Norte Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(16)	(33)	(31)	(60)
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	14	(2)	(7)	(5)
Financial result			(3)
Net operating revenue	8	11	17	16
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(227)	(220)	(457)	(383)
Financial result	(7)	(11)	(19)	(25)
Net operating revenue	8	11	17	109
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(4)	(5)	(10)	(11)
Financial result			(1)	(1)
Net operating revenue	109	76	191	145
Associates [member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(4)	(5)	(11)	(11)
Financial result			2	(1)
Net operating revenue	109	76	191	145
Cosan [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(2)		(3)
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Financial result	(191)	197	(230)	269
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	56	85	117	130
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Financial result	1		1
Major Stockholders [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(2)		(3)
Financial result	(190)	197	(229)	269
Net operating revenue	$ 56	$ 85	117	130
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue				$ 93
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses			(1)
Financial result			$ 3